Cash and due from banks and inter-bank funds (Tables)	12 Months Ended
Dec. 31, 2020
Cash and cash equivalents [abstract]
Summary of cash and due from banks
(a)	The detail of cash and due from banks is as follows:

	2020	2019
	S/(000)	S/(000)
Cash and clearing (b)	2,152,432	1,877,843
Deposits in the BCRP (b)	14,102,067	5,861,570
Deposits in banks (c)	1,891,420	2,112,316
Accrued interest	1,879	6,209

	18,147,798	9,857,938
Restricted funds (d)	617,684	1,270,937

Total	18,765,482	11,128,875

Summary of legal reserve and restricted funds
(b)
In accordance with rules in force, Interbank is required to maintain a legal reserve in order to honor its obligations with the public. This reserve is comprised of funds kept in Interbank and in the BCRP and is made up as follows:

	2020	2019
	S/(000)	S/(000)
Legal reserve (*)
Deposits in the BCRP	4,603,067	4,998,770
Cash in vaults	1,958,921	1,757,917

Subtotal legal reserve	6,561,988	6,756,687
Non-mandatory reserve
Term deposits in the BCRP (**)	9,499,000	—
Overnight deposits in the BCRP	—	862,800
Cash and clearing	193,461	119,859

Subtotal non-mandatory reserve	9,692,461	982,659

Cash balances not subject to legal reserve	50	67

Total	16,254,499	7,739,413

(d)	The Group maintains restricted funds related to:

	2020	2019
	S/(000)	S/(000)
Repurchase agreements with the BCRP (*)	542,922	1,208,506
Derivative financial instruments, Note 10(b)(i)	70,559	57,816
Others	4,203	4,615

Total	617,684	1,270,937